Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	€ 3,989	€ 3,950	€ 4,767
Defined benefit assets		55
Defined benefit liabilities	3,989	4,005
Retirement Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	3,714	3,657	4,453
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	275	293	€ 314
Retirement benefit plans in surplus [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets		55
Retirement benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	3,714	3,712
Other post-employment benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	€ 275	€ 293